UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

October 31, 2012

1.809083.109

FVD-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,292,624
Media - 7.9%
Comcast Corp. Class A	301,550	11,311,141
John Wiley & Sons, Inc. Class A	95,985	4,163,829
McGraw-Hill Companies, Inc.	94,600	5,229,488
The Walt Disney Co.	86,471	4,243,132
Time Warner Cable, Inc.	71,543	7,090,627
Viacom, Inc. Class B (non-vtg.)	92,600	4,747,602
		36,785,819
Multiline Retail - 1.1%
Target Corp.	77,100	4,915,125
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	54,800	3,887,512
AutoZone, Inc. (a)	8,885	3,331,875
		7,219,387
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	37,200	2,085,060
TOTAL CONSUMER DISCRETIONARY		53,298,015
CONSUMER STAPLES - 10.4%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	33,556	2,811,993
PepsiCo, Inc.	24,600	1,703,304
SABMiller PLC	53,300	2,283,212
		6,798,509
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	157,200	7,294,080
Walgreen Co.	117,700	4,146,571
		11,440,651
Food Products - 2.0%
Post Holdings, Inc. (a)	15,300	482,715
The J.M. Smucker Co.	60,300	5,164,092
Unilever NV (NY Reg.)	97,055	3,560,948
		9,207,755
Household Products - 2.9%
Colgate-Palmolive Co.	24,471	2,568,476
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	100,600	$ 6,965,544
Reckitt Benckiser Group PLC	64,379	3,895,935
		13,429,955
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	45,900	4,560,624
Lorillard, Inc.	25,100	2,911,851
		7,472,475
TOTAL CONSUMER STAPLES		48,349,345
ENERGY - 12.7%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc.	59,900	4,414,630
Transocean Ltd. (United States)	53,235	2,432,307
		6,846,937
Oil, Gas & Consumable Fuels - 11.2%
BP PLC sponsored ADR	134,525	5,769,777
Chevron Corp.	195,081	21,499,874
Exxon Mobil Corp.	191,800	17,486,406
Royal Dutch Shell PLC Class A sponsored ADR	82,225	5,630,768
Scorpio Tankers, Inc. (a)	282,900	1,541,805
		51,928,630
TOTAL ENERGY		58,775,567
FINANCIALS - 23.5%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	238,200	5,885,922
MLP AG	76,888	493,708
		6,379,630
Commercial Banks - 6.3%
CIT Group, Inc. (a)	1,330	49,503
PNC Financial Services Group, Inc.	75,600	4,399,164
U.S. Bancorp	314,700	10,451,187
Wells Fargo & Co.	427,766	14,411,437
		29,311,291
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.8%
American Express Co.	79,200	$ 4,432,824
Capital One Financial Corp.	67,857	4,082,956
		8,515,780
Diversified Financial Services - 3.6%
JPMorgan Chase & Co.	236,101	9,840,690
Moody's Corp.	122,283	5,889,149
The NASDAQ Stock Market, Inc.	48,900	1,164,309
		16,894,148
Insurance - 8.0%
ACE Ltd.	33,100	2,603,315
AFLAC, Inc.	122,724	6,109,201
Aon PLC	92,800	5,006,560
Berkshire Hathaway, Inc. Class B (a)	199,213	17,202,043
Brasil Insurance Participacoes e Administracao SA	169,200	1,494,522
MetLife, Inc.	69,310	2,459,812
The Travelers Companies, Inc.	30,500	2,163,670
		37,039,123
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	188,197	4,209,967
Public Storage	24,000	3,327,120
Rayonier, Inc.	70,300	3,445,403
		10,982,490
TOTAL FINANCIALS		109,122,462
HEALTH CARE - 14.4%
Biotechnology - 0.9%
Amgen, Inc.	46,891	4,058,182
Health Care Equipment & Supplies - 1.9%
Covidien PLC	96,900	5,324,655
Stryker Corp.	66,200	3,482,120
		8,806,775
Health Care Providers & Services - 5.5%
Aetna, Inc.	59,800	2,613,260
Chemed Corp.	26,930	1,811,043
CIGNA Corp.	75,238	3,837,138
Humana, Inc.	28,200	2,094,414
Laboratory Corp. of America Holdings (a)	45,100	3,821,323
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	45,332	$ 4,229,929
UnitedHealth Group, Inc.	129,600	7,257,600
		25,664,707
Pharmaceuticals - 6.1%
Endo Pharmaceuticals Holdings, Inc. (a)	62,443	1,789,616
GlaxoSmithKline PLC sponsored ADR	112,239	5,039,531
Johnson & Johnson	30,456	2,156,894
Merck & Co., Inc.	229,410	10,467,978
Pfizer, Inc.	171,467	4,264,384
Sanofi SA sponsored ADR	100,870	4,423,150
		28,141,553
TOTAL HEALTH CARE		66,671,217
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	48,385	3,781,772
Electrical Equipment - 0.5%
Emerson Electric Co.	49,540	2,399,222
Industrial Conglomerates - 2.9%
3M Co.	65,500	5,737,800
Danaher Corp.	44,300	2,291,639
General Electric Co.	243,952	5,137,629
		13,167,068
Machinery - 0.7%
Stanley Black & Decker, Inc.	47,000	3,257,100
Marine - 0.7%
Kirby Corp. (a)	55,797	3,207,212
Professional Services - 1.2%
Dun & Bradstreet Corp.	48,665	3,943,812
Nielsen Holdings B.V. (a)	55,700	1,610,844
		5,554,656
TOTAL INDUSTRIALS		31,367,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.5%
Cisco Systems, Inc.	496,100	$ 8,503,154
Motorola Solutions, Inc.	61,700	3,188,656
		11,691,810
Computers & Peripherals - 1.7%
EMC Corp. (a)	92,500	2,258,850
Hewlett-Packard Co.	209,099	2,896,021
Lexmark International, Inc. Class A (d)	137,712	2,927,757
		8,082,628
IT Services - 3.7%
Amdocs Ltd.	84,900	2,807,643
Fiserv, Inc. (a)	71,500	5,358,210
IBM Corp.	13,400	2,606,702
MasterCard, Inc. Class A	3,979	1,834,040
Teletech Holdings, Inc. (a)	154,700	2,605,148
Visa, Inc. Class A	13,500	1,873,260
		17,085,003
Semiconductors & Semiconductor Equipment - 0.6%
Texas Instruments, Inc.	106,500	2,991,585
Software - 1.6%
Microsoft Corp.	121,024	3,453,420
Oracle Corp.	120,683	3,747,207
		7,200,627
TOTAL INFORMATION TECHNOLOGY		47,051,653
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	39,300	3,046,929
Cytec Industries, Inc.	25,400	1,748,028
Sigma Aldrich Corp.	39,800	2,791,572
		7,586,529
Containers & Packaging - 0.8%
Ball Corp.	89,100	3,816,153
TOTAL MATERIALS		11,402,682
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	90,896	3,488,588
Common Stocks - continued
	Shares	Value
UTILITIES - 5.0%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	99,700	$ 4,430,668
Duke Energy Corp.	71,234	4,679,361
Edison International	103,600	4,862,984
NextEra Energy, Inc.	70,400	4,932,224
PPL Corp.	145,779	4,312,143
		23,217,380
TOTAL COMMON STOCKS (Cost $403,639,365)		452,743,939
Convertible Bonds - 0.3%
Principal Amount
INDUSTRIALS - 0.3%
Marine - 0.3%
DryShips, Inc. 5% 12/1/14 (Cost $1,360,545)	$ 1,720,000	1,403,950
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	13,675,528	13,675,528
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	3,027,464	3,027,464
TOTAL MONEY MARKET FUNDS (Cost $16,702,992)		16,702,992
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $421,702,902)		470,850,881
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,630,453)
NET ASSETS - 100%		$ 464,220,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,895
Fidelity Securities Lending Cash Central Fund	6,353
Total	$ 12,248
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,298,015	$ 53,298,015	$ -	$ -
Consumer Staples	48,349,345	48,349,345	-	-
Energy	58,775,567	58,775,567	-	-
Financials	109,122,462	109,122,462	-	-
Health Care	66,671,217	66,671,217	-	-
Industrials	31,367,030	31,367,030	-	-
Information Technology	47,051,653	47,051,653	-	-
Materials	11,402,682	11,402,682	-	-
Telecommunication Services	3,488,588	3,488,588	-	-
Utilities	23,217,380	23,217,380	-	-
Corporate Bonds	1,403,950	-	1,403,950	-
Money Market Funds	16,702,992	16,702,992	-	-
Total Investments in Securities:	$ 470,850,881	$ 469,446,931	$ 1,403,950	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $424,918,030. Net unrealized appreciation aggregated $45,932,851, of which $55,645,194 related to appreciated investment securities and $9,712,343 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

October 31, 2012

1.809099.109

LPS-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.6%
Auto Components - 1.5%
ASTI Corp. (e)	1,423,000	$ 3,529
ATLASBX Co. Ltd.	320,000	9,935
Dorman Products, Inc. (a)	348,098	10,634
Drew Industries, Inc. (a)	50,000	1,584
FCC Co. Ltd.	200,000	3,595
Federal Screw Works (a)(e)	146,897	698
Gentex Corp.	100,000	1,722
Hi-Lex Corp.	1,200,000	17,843
INZI Controls Co. Ltd. (e)	1,516,000	10,136
Johnson Controls, Inc.	9,360,000	241,020
Motonic Corp. (e)	3,299,900	37,378
Murakami Corp. (e)	700,000	7,979
Musashi Seimitsu Industry Co. Ltd.	1,000,000	20,919
Nippon Seiki Co. Ltd.	2,531,000	24,318
Nissin Kogyo Co. Ltd.	1,160,000	16,638
Piolax, Inc. (e)	1,010,000	21,027
Samsung Climate Control Co. Ltd. (e)	460,050	3,135
Sewon Precision Industries Co. Ltd. (e)	500,000	7,956
Shoei Co. Ltd.	625,000	3,406
SJM Co. Ltd. (e)	1,270,000	8,375
SJM Holdings Co. Ltd. (e)	1,332,974	4,517
Strattec Security Corp. (e)	330,000	7,498
Sungwoo Hitech Co. Ltd.	800,000	7,778
Yachiyo Industry Co. Ltd.	900,000	5,502
Yutaka Giken Co. Ltd. (e)	1,482,000	23,948
		501,070
Automobiles - 0.0%
Thor Industries, Inc.	129,540	4,926
Distributors - 0.2%
Doshisha Co. Ltd.	770,000	21,432
Educational Development Corp. (e)	386,892	1,532
Nakayamafuku Co. Ltd.	100,000	780
SPK Corp.	165,000	2,784
Uni-Select, Inc. (e)	2,025,000	46,491
		73,019
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	402
Capella Education Co. (a)	120,000	3,746
Career Education Corp. (a)(e)	6,720,000	22,848
Clip Corp. (e)	328,600	3,696
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(d)	2,200,000	$ 6,006
DeVry, Inc.	300,000	7,878
H&R Block, Inc.	400,000	7,080
ITT Educational Services, Inc. (a)	25,000	537
Matthews International Corp. Class A	700,000	20,139
Meiko Network Japan Co. Ltd.	944,000	9,578
Regis Corp.	605,000	10,079
Shingakukai Co. Ltd.	100,000	356
Shuei Yobiko Co. Ltd.	125,000	467
Steiner Leisure Ltd. (a)(e)	1,650,000	72,468
Step Co. Ltd. (d)(e)	1,300,000	10,373
YBM Sisa.com, Inc. (e)	950,000	5,298
		180,951
Hotels, Restaurants & Leisure - 1.9%
Aeon Fantasy Co. Ltd.	475,000	6,361
Ambassadors Group, Inc. (d)(e)	1,770,356	9,064
ARK Restaurants Corp. (e)	224,895	3,796
B-R 31 Ice Cream Co. Ltd.	5,000	200
Brinker International, Inc.	1,000,000	30,800
BRONCO BILLY Co. Ltd.	12,000	320
Carnival Corp. unit	270,000	10,228
CEC Entertainment, Inc. (e)	2,000,000	62,000
Darden Restaurants, Inc.	2,000,000	105,240
Flanigan's Enterprises, Inc. (a)	50,357	369
Hiday Hidaka Corp. (e)	1,265,980	20,679
Ibersol SGPS SA	550,000	2,424
Intralot SA	1,250,000	2,511
Jack in the Box, Inc. (a)(e)	5,000,000	130,050
Kangwon Land, Inc.	25,000	582
Kura Corp. Ltd.	550,000	7,661
Monarch Casino & Resort, Inc. (a)(e)	1,318,014	12,020
Ohsho Food Service Corp.	180,000	4,354
Papa John's International, Inc. (a)(e)	1,950,000	103,974
Ruby Tuesday, Inc. (a)(e)	6,350,030	45,847
Ruth's Hospitality Group, Inc. (a)(e)	2,250,000	14,963
Shinsegae Food Co. Ltd.	17,000	1,700
Sonic Corp. (a)(e)	6,223,500	62,048
Sportscene Group, Inc. Class A (e)	400,000	2,804
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 17,900
Toridoll Corp.	10,000	151
		658,046
Household Durables - 3.1%
Abbey PLC (e)	2,150,000	17,835
Barratt Developments PLC (a)(e)	84,000,199	257,013
Bellway PLC (e)	7,500,000	122,363
Blyth, Inc. (d)	520,000	11,877
D.R. Horton, Inc.	8,100,000	169,776
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	117,011
Emak SpA	3,300,000	2,506
First Juken Co. Ltd. (e)	1,690,000	17,740
Helen of Troy Ltd. (a)(e)	3,173,000	95,888
Henry Boot PLC (e)	9,619,352	20,180
HTL International Holdings Ltd. (e)	29,000,500	7,846
Jarden Corp.	250,000	12,450
Maruzen Co., Ltd. (e)	1,918,000	13,334
NACCO Industries, Inc. Class A	310,000	15,698
P&F Industries, Inc. Class A (a)(e)	361,038	2,130
Sanei Architecture Planning Co. Ltd. (d)	1,050,000	9,391
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,997
Steinhoff International Holdings Ltd.	3,000,000	10,082
Tempur-Pedic International, Inc. (a)(e)	4,251,000	112,396
Token Corp. (e)	1,050,000	46,101
		1,067,614
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (e)	5,100,000	37,820
Liberty Media Corp. Interactive Series A (a)	400,000	8,000
N Brown Group PLC	725,000	3,932
NutriSystem, Inc.	575,000	5,537
PetMed Express, Inc. (d)(e)	2,425,100	26,434
		81,723
Leisure Equipment & Products - 0.3%
Accell Group NV (e)	2,386,300	39,358
Fenix Outdoor AB	35,000	818
Giant Manufacturing Co. Ltd.	3,000,555	15,511
JAKKS Pacific, Inc. (d)(e)	2,150,536	27,763
Kabe Husvagnar AB (B Shares)	150,000	2,148
Marine Products Corp.	339,810	2,015
Mars Engineering Corp.	300,000	7,148
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Miroku Corp.	700,000	$ 1,526
Trigano SA	85,000	923
		97,210
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	2,700,000	110,514
Chime Communications PLC (e)	4,700,000	16,383
Cinderella Media Group Ltd.	10,158,000	3,735
DISH Network Corp. Class A	1,600,000	57,008
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,560,000	113,257
Gannett Co., Inc.	750,000	12,675
GFK AG	175,000	7,968
Harte-Hanks, Inc. (e)	3,360,000	18,715
Intage, Inc. (e)	1,040,000	21,470
Omnicom Group, Inc.	500,010	23,955
Pico Far East Holdings Ltd.	19,004,000	4,659
Proto Corp.	320,000	5,267
RKB Mainichi Broadcasting Corp.	50,000	368
Saga Communications, Inc. Class A	375,077	15,911
STW Group Ltd.	3,000,000	3,145
Tow Co. Ltd. (e)	1,223,000	7,951
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	14,120
		437,101
Multiline Retail - 3.4%
Don Quijote Co. Ltd.	3,100,000	122,128
Hanwha Timeworld Co. Ltd. (e)	338,450	6,146
Harvey Norman Holdings Ltd. (d)	22,050,000	43,604
Next PLC (e)	16,650,000	958,146
Tuesday Morning Corp. (a)(e)	4,310,697	25,735
Watts Co. Ltd. (e)	665,000	10,329
Zakkaya Bulldog Co. Ltd.	400,000	1,072
		1,167,160
Specialty Retail - 11.6%
Aarons, Inc. Class A	700,000	21,581
ABC-Mart, Inc.	135,000	5,919
Abercrombie & Fitch Co. Class A (e)	6,500,000	198,770
Aeropostale, Inc. (a)(e)	8,177,100	97,716
Ascena Retail Group, Inc. (a)	1,810,000	35,838
AT-Group Co. Ltd.	823,000	10,474
AutoZone, Inc. (a)	900,000	337,500
Bed Bath & Beyond, Inc. (a)	6,600,000	380,688
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc. (e)	20,125,000	$ 306,101
Big 5 Sporting Goods Corp. (e)	2,199,000	19,637
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	79,563
Cash Converters International Ltd. (e)	24,900,000	22,875
Chico's FAS, Inc.	910,000	16,926
Citi Trends, Inc. (a)(e)	1,200,000	14,736
Destination Maternity Corp.	470,000	8,911
Folli Follie Group (a)(e)	4,301,500	58,597
Fourlis Holdings SA (a)	200,000	518
GameStop Corp. Class A (d)(e)	8,400,000	191,772
Glentel, Inc. (e)	1,950,000	32,196
Guess?, Inc. (e)	8,442,000	209,193
Gulliver International Co. Ltd. (e)	1,011,500	38,709
Halfords Group PLC	900,000	5,019
I A Group Corp. (e)	875,000	5,623
John David Group PLC	350,000	4,256
Jos. A. Bank Clothiers, Inc. (a)(e)	2,737,500	128,088
Jumbo SA (e)	11,139,100	73,634
K'S Denki Corp. (d)	2,810,000	75,222
Ku Holdings Co. Ltd.	20,400	114
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	20,780
Le Chateau, Inc. Class A (sub. vtg.)	2,022,600	7,898
Leon's Furniture Ltd.	600,000	6,957
Lowe's Companies, Inc.	320,000	10,362
Macintosh Retail Group NV	200,000	2,255
MarineMax, Inc. (a)	899,988	7,407
Mr. Bricolage SA (e)	827,676	9,365
Nafco Co. Ltd. (e)	2,059,900	34,809
NEC Mobiling Ltd.	300,000	12,477
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	55,980
Pal Co. Ltd. (e)	810,000	41,347
Penske Automotive Group, Inc.	600,000	18,360
Pier 1 Imports, Inc.	600,000	12,240
Point, Inc.	635,150	24,187
Right On Co. Ltd.	400,000	3,297
RONA, Inc.	100,000	1,027
Ross Stores, Inc.	10,000,000	609,500
Second Chance Properties Ltd.	12,000,000	4,230
Second Chance Properties Ltd.:
warrants 9/27/13 (a)	3,300,000	287
warrants 7/24/17 (a)	12,489,130	451
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	2,000,000	$ 38,800
Staples, Inc.	26,000,000	299,390
Super Cheap Auto Group Ltd.	60,000	561
The Buckle, Inc. (d)	850,000	38,395
The Men's Wearhouse, Inc.	350,000	11,477
The Stanley Gibbons Group PLC (e)	1,300,000	4,458
USS Co. Ltd. (e)	2,000,000	210,197
WH Smith PLC (d)	1,340,000	13,429
Williams-Sonoma, Inc.	400,000	18,492
Workman Co. Ltd. (e)	1,471,700	36,650
		3,935,241
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)	350,000	1,815
Bijou Brigitte Modische Accessoires AG	45,000	3,140
Cherokee, Inc. (d)	200,411	2,888
Deckers Outdoor Corp. (a)	200,000	5,726
Delta Apparel, Inc. (a)	218,131	3,303
F&F Co. Ltd.	758,090	4,241
Fossil, Inc. (a)	2,350,000	204,685
Geox SpA (d)	3,250,000	9,259
Gildan Activewear, Inc. (e)	9,075,000	309,027
Hampshire Group Ltd. (a)(e)	920,000	2,576
Handsome Co. Ltd. (e)	2,436,150	61,780
Iconix Brand Group, Inc. (a)	570,000	10,551
JLM Couture, Inc. (a)(e)	197,100	315
K-Swiss, Inc. Class A (a)(d)	2,510,000	5,723
Li Ning Co. Ltd. (a)	500,000	265
Rocky Brands, Inc. (a)(e)	638,825	7,672
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,000,000	33,200
Steven Madden Ltd. (a)	390,000	16,739
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,031
Ted Baker PLC	200,000	3,060
Texwinca Holdings Ltd.	56,300,000	44,822
True Religion Apparel, Inc.	100,000	2,565
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,356
Van de Velde	75,000	3,461
Victory City International Holdings Ltd.	63,079,356	6,756
Youngone Corp.	650,000	20,150
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Youngone Holdings Co. Ltd. (e)	929,000	$ 51,719
Yue Yuen Industrial (Holdings) Ltd.	9,000,000	31,064
		856,889
TOTAL CONSUMER DISCRETIONARY		9,060,950
CONSUMER STAPLES - 8.3%
Beverages - 1.3%
Baron de Ley SA (a)	200,000	11,315
Britvic PLC	6,695,000	38,808
C&C Group PLC	1,100,285	5,268
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,000,000	247,380
Monster Beverage Corp. (a)	2,700,000	120,609
Muhak Co. Ltd. (e)	2,550,000	31,456
		454,836
Food & Staples Retailing - 5.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	50,000	2,453
Aoki Super Co. Ltd.	100,000	955
Belc Co. Ltd. (e)	2,086,000	30,808
Cosmos Pharmaceutical Corp. (d)(e)	1,900,000	187,311
Create SD Holdings Co. Ltd. (d)(e)	2,227,000	59,281
Daikokutenbussan Co. Ltd.	630,000	20,029
Dong Suh Companies, Inc.	1,310,000	39,829
Fyffes PLC (Ireland) (e)	29,000,000	18,794
Genky Stores, Inc. (d)(e)	240,000	5,276
Greggs PLC	1,425,000	10,760
Halows Co. Ltd. (e)	1,401,500	12,605
Ingles Markets, Inc. Class A	50,000	810
Kroger Co.	740,000	18,663
Kusuri No Aoki Co. Ltd. (d)	275,000	14,330
Majestic Wine PLC	300,000	2,295
MARR SpA	133,366	1,258
Marukyu Co. Ltd.	100,000	998
Maxvalu Nishinihon Co. Ltd.	25,000	376
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	644,556
North West Co., Inc.	100,000	2,343
Safeway, Inc. (d)(e)	12,650,000	206,322
San-A Co. Ltd.	375,000	14,562
Shoppers Drug Mart Corp.	5,000,000	208,411
Sligro Food Group NV	1,910,000	51,989
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	2,610,000	$ 96,089
Tesco PLC	9,000,000	46,454
Total Produce PLC	10,000,000	6,286
Walgreen Co.	1,410,000	49,674
Welcia Holdings Co. Ltd.	340,987	12,524
Yaoko Co. Ltd.	986,400	40,281
		1,806,322
Food Products - 1.5%
Aryzta AG	1,850,000	92,371
Cranswick PLC	582,932	7,027
Darling International, Inc. (a)	600,000	9,918
Dean Foods Co. (a)	8,790,000	148,024
Dutch Lady Milk Industries Bhd	250,000	4,100
Food Empire Holdings Ltd. (e)	52,900,000	21,033
Fresh Del Monte Produce, Inc. (e)	6,300,000	158,571
Hilton Food Group PLC	812,773	3,643
Iwatsuka Confectionary Co. Ltd.	13,200	494
Nam Yang Dairy Products	11,000	9,534
Pacific Andes International Holdings Ltd.	82,489,308	4,630
Pacific Andes Resources Development Ltd.	129,316,774	15,690
President Rice Products PCL	1,000,000	2,087
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	5,222
Samyang Genex Co. Ltd.	145,795	6,993
Select Harvests Ltd. (e)	5,331,997	6,476
Sunjin Co. Ltd. (e)	813,630	9,925
Sunjin Holdings Co. Ltd. (a)(e)	138,537	2,548
Synear Food Holdings Ltd. (a)	39,000,000	5,979
United Food Holdings Ltd.	22,400,000	845
		515,110
Personal Products - 0.2%
Atrium Innovations, Inc. (a)	1,400,000	14,424
Inter Parfums, Inc.	600,073	10,957
Nutraceutical International Corp. (a)(e)	1,143,504	18,136
Physicians Formula Holdings, Inc. (a)	575,000	2,812
Sarantis SA (a)	1,349,952	4,514
USANA Health Sciences, Inc. (a)(d)	420,000	18,119
		68,962
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	$ 350
TOTAL CONSUMER STAPLES		2,845,580
ENERGY - 5.6%
Energy Equipment & Services - 2.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	19,660
Boustead Singapore Ltd.	100,000	78
BW Offshore Ltd.	3,400,000	1,998
Cal Dive International, Inc. (a)(d)(e)	6,624,500	8,347
Cathedral Energy Services Ltd.	508,800	3,057
Divestco, Inc. (a)(e)	3,586,000	646
Farstad Shipping ASA (e)	3,200,000	68,195
Fugro NV (Certificaten Van Aandelen) unit	1,600,027	108,173
Gulfmark Offshore, Inc. Class A (a)	300,000	9,696
Nabors Industries Ltd. (a)	600,000	8,094
Noble Corp.	300,000	11,322
Oil States International, Inc. (a)	2,000,000	146,200
Pason Systems, Inc.	10,000	163
Patterson-UTI Energy, Inc.	605,000	9,789
Precision Drilling Corp. (a)	5,400,000	38,658
ProSafe ASA	7,900,000	65,791
Rowan Companies PLC (a)	1,004,700	31,859
Shinko Plantech Co. Ltd.	50,000	411
Solstad Offshore ASA	1,150,000	16,944
Total Energy Services, Inc. (e)	2,500,000	37,922
Unit Corp. (a)(e)	4,069,174	164,191
		751,194
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc.	158,951	4,835
AOC Holdings, Inc. (e)	6,050,000	20,765
Beach Energy Ltd.	15,182,924	21,750
C&C Energia Ltd. (a)	25,000	146
ENI SpA	20,000,000	460,219
Great Eastern Shipping Co. Ltd.	4,360,000	20,830
Hankook Shell Oil Co. Ltd. (e)	68,000	15,342
HollyFrontier Corp.	708,256	27,360
Kanto Natural Gas Development	10,000	53
Marathon Oil Corp.	4,965,000	149,248
Michang Oil Industrial Co. Ltd. (e)	173,900	8,294
Newfield Exploration Co. (a)	300,000	8,136
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	1,450,000	$ 40,455
Petrominerales Ltd.	100,000	802
Stone Energy Corp. (a)	725,000	17,103
Swift Energy Co. (a)	700,000	11,697
Tesoro Corp.	4,700,000	177,237
The Williams Companies, Inc.	310,300	10,857
Tsakos Energy Navigation Ltd.	100,000	435
Uehara Sei Shoji Co. Ltd.	1,000,000	3,896
Ultra Petroleum Corp. (a)(d)	100,000	2,281
W&T Offshore, Inc. (d)(e)	4,550,000	77,123
World Fuel Services Corp.	2,280,022	79,117
WPX Energy, Inc.	890,000	15,077
		1,173,058
TOTAL ENERGY		1,924,252
FINANCIALS - 8.6%
Capital Markets - 0.2%
AllianceBernstein Holding LP	510,000	8,578
Federated Investors, Inc. Class B (non-vtg.) (d)	600,000	13,944
GFI Group, Inc.	500,000	1,580
Investment Technology Group, Inc. (a)	675,000	5,697
Kyokuto Securities Co. Ltd.	10,000	76
State Street Corp.	785,000	34,987
Tullett Prebon PLC	1,650,000	7,274
		72,136
Commercial Banks - 1.1%
Bank of Ireland (a)	635,000,040	75,758
Bank of the Ozarks, Inc.	25,000	819
BBCN Bancorp, Inc.	2,334,040	27,845
Camden National Corp.	5,000	175
Cathay General Bancorp (e)	4,125,000	72,971
Codorus Valley Bancorp, Inc.	159,022	2,433
Dimeco, Inc.	29,140	1,138
East West Bancorp, Inc.	4,000,000	85,160
First Bancorp, Puerto Rico (a)(f)	7,428,572	31,497
North Valley Bancorp (a)(e)	527,500	7,343
Norwood Financial Corp.	31,801	1,010
Oriental Financial Group, Inc. (e)	2,504,542	29,504
Pacific Premier Bancorp, Inc. (a)(e)	950,000	10,659
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	1,800,000	$ 34,794
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,250,000	8,068
Sparebanken More (primary capital certificate)	80,000	2,231
		391,405
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,000,000	10,916
Albemarle & Bond Holdings PLC	1,850,000	7,643
Green Dot Corp. Class A (a)(d)	2,965,000	30,213
Nicholas Financial, Inc.	210,827	2,743
		51,515
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	807
NICE Holdings Co. Ltd.	56,147	2,982
NICE Information Service Co. Ltd.	1,276,670	5,620
Ricoh Leasing Co. Ltd.	60,000	1,397
The NASDAQ Stock Market, Inc.	400,000	9,524
		20,330
Insurance - 6.6%
Admiral Group PLC	600,000	10,728
AEGON NV	40,000,000	223,706
AFLAC, Inc.	395,000	19,663
Amlin PLC	2,100,000	12,647
APRIL (e)	2,419,142	42,738
Assurant, Inc. (e)	5,350,000	202,284
Axis Capital Holdings Ltd. (e)	8,000,000	289,760
Employers Holdings, Inc.	548,532	10,011
Endurance Specialty Holdings Ltd. (e)	2,600,000	105,430
FBD Holdings PLC	175,000	2,189
Genworth Financial, Inc. Class A (a)	15,600,000	92,976
Hartford Financial Services Group, Inc.	8,200,000	178,022
HCC Insurance Holdings, Inc.	650,000	23,166
Lincoln National Corp.	8,350,000	206,997
National Interstate Corp. (e)	1,000,000	25,950
National Western Life Insurance Co. Class A	148,870	20,897
Primerica, Inc.	600,000	16,956
Progressive Corp.	600,000	13,380
Protective Life Corp.	2,475,300	67,576
RenaissanceRe Holdings Ltd. (e)	3,100,000	252,216
Torchmark Corp.	595,000	30,101
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group (e)	16,000,000	$ 324,480
Validus Holdings Ltd.	1,900,000	68,020
		2,239,893
Real Estate Investment Trusts - 0.0%
Nieuwe Steen Investments NV	90,000	778
Nieuwe Steen Investments NV warrants 4/1/13 (a)	125,000	0
		778
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	260,000	1,199
Devine Ltd.	2,125,000	1,610
Relo Holdings Corp. (e)	1,405,700	46,733
Tejon Ranch Co. (a)	165,533	4,956
		54,498
Thrifts & Mortgage Finance - 0.3%
Genworth MI Canada, Inc. (e)	5,650,000	115,744
New Hampshire Thrift Bancshare	4,900	65
Provident New York Bancorp	49,634	453
		116,262
TOTAL FINANCIALS		2,946,817
HEALTH CARE - 11.6%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	259,635
Apex Biotechnology Corp.	153,768	383
		260,018
Health Care Equipment & Supplies - 1.3%
Arts Optical International Holdings Ltd. (e)	33,970,640	9,819
Atrion Corp.	10,000	2,032
Audika SA	287,874	3,422
CareFusion Corp. (a)	400,000	10,624
DiaSorin S.p.A.	5,000	168
Exactech, Inc. (a)	100,000	1,670
Hoshiiryou Sanki Co. Ltd. (e)	296,500	8,301
Huvitz Co. Ltd. (e)	970,000	14,991
Mani, Inc.	335,000	12,421
Medical Action Industries, Inc. (a)(e)	1,634,280	4,821
Medtronic, Inc.	3,360,600	139,734
Microlife Corp.	2,760,000	4,450
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nakanishi, Inc.	271,300	$ 29,567
Prim SA (e)	1,650,000	10,159
ResMed, Inc.	350,000	13,979
Smith & Nephew PLC	100,000	1,058
Span-America Medical System, Inc. (e)	269,900	4,588
St. Shine Optical Co. Ltd.	400,200	5,220
Syneron Medical Ltd. (a)	470,000	4,362
Techno Medica Co. Ltd.	86	501
Theragenics Corp. (a)(e)	2,629,506	4,023
Top Glove Corp. Bhd	1,000,000	1,756
Utah Medical Products, Inc. (e)	438,418	14,915
Value Added Technologies Co. Ltd.	300,000	3,082
Young Innovations, Inc. (e)	538,600	18,393
Zimmer Holdings, Inc.	2,000,000	128,420
		452,476
Health Care Providers & Services - 8.4%
A/S One Corp.	160,000	3,309
Advocat, Inc. (e)	351,269	1,763
Almost Family, Inc. (a)(e)	936,814	19,420
Amedisys, Inc. (a)(e)	2,917,000	32,204
AMERIGROUP Corp. (a)(e)	3,850,000	351,659
AmSurg Corp. (a)	750,000	21,390
Bio-Reference Laboratories, Inc. (a)(d)	100,000	2,776
Centene Corp. (a)	300,000	11,394
Corvel Corp. (a)	100,054	4,255
Coventry Health Care, Inc. (e)	13,331,494	581,786
DVx, Inc. (e)	421,200	5,329
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	10,528
Hanger, Inc. (a)	400,000	10,140
Health Net, Inc. (a)	700,000	15,064
Healthways, Inc. (a)(e)	1,747,900	17,007
Henry Schein, Inc. (a)	50,000	3,689
LHC Group, Inc. (a)(e)	1,895,000	33,200
LifePoint Hospitals, Inc. (a)	750,000	26,505
Medica Sur SA de CV	325,500	597
Mediq NV	400,263	6,485
MEDNAX, Inc. (a)	100,000	6,898
National Healthcare Corp.	6,700	319
Patterson Companies, Inc.	1,650,000	55,110
Pelion SA (e)	650,000	5,354
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
PharMerica Corp. (a)	50,000	$ 611
Psychemedics Corp.	104,372	1,194
The Ensign Group, Inc.	550,000	16,038
Triple-S Management Corp. (a)(e)	1,957,734	35,318
Tsukui Corp. (d)	650,000	15,104
U.S. Physical Therapy, Inc.	450,000	12,015
United Drug PLC (United Kingdom)	10,533,719	38,417
UnitedHealth Group, Inc.	23,000,000	1,287,997
Universal American Spin Corp.	1,106,590	10,004
VCA Antech, Inc. (a)	1,324,398	25,932
Wellcare Health Plans, Inc. (a)	825,000	39,270
WellPoint, Inc.	2,250,000	137,880
Win International Co., Ltd. (e)	1,230,300	9,601
		2,855,562
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	669
Quality Systems, Inc.	550,000	9,598
		10,267
Pharmaceuticals - 1.1%
Daewon Pharmaceutical Co. Ltd. (e)	1,418,500	14,116
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	212
DongKook Pharmaceutical Co. Ltd. (e)	449,972	7,098
Endo Pharmaceuticals Holdings, Inc. (a)	4,295,000	123,095
Forest Laboratories, Inc. (a)	1,350,000	45,509
Fuji Pharma Co. Ltd.	160,000	2,543
Hanmi Science Co. Ltd.	134,215	579
Hi-Tech Pharmacal Co., Inc. (a)	113,450	3,557
Hospira, Inc. (a)	700,000	21,483
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	20,540
Jeil Pharmaceutical Co. (e)	1,484,800	23,491
Kaken Pharmaceutical Co. Ltd.	110,000	1,704
KunWha Pharmaceutical Co., Ltd. (e)	325,900	13,869
Kwang Dong Pharmaceutical Co. Ltd.	425,000	2,050
Mylan, Inc. (a)	450,000	11,403
Pacific Pharmaceutical Co. Ltd.	85,000	2,635
Recordati SpA	5,950,000	47,622
Torii Pharmaceutical Co. Ltd.	600,000	13,273
Tsumura & Co.	100,000	3,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	$ 16,377
Yuyu Pharma, Inc.	240,000	1,660
		376,010
TOTAL HEALTH CARE		3,954,333
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.2%
CAE, Inc.	4,000,000	44,015
Ducommun, Inc. (a)	100,000	1,364
Magellan Aerospace Corp. (a)	555,000	2,078
Moog, Inc. Class A (a)	1,000,000	37,010
		84,467
Air Freight & Logistics - 0.2%
Air T, Inc. (e)	244,600	2,079
Hub Group, Inc. Class A (a)	316,008	9,799
Kintetsu World Express, Inc.	500,000	14,080
Pacer International, Inc. (a)(e)	2,000,001	7,160
Sinwa Ltd. (e)	22,957,000	2,070
Yusen Logistics Co. Ltd. (e)	4,221,500	35,748
		70,936
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,000,000	4,670
SkyWest, Inc.	1,977,263	21,651
		26,321
Building Products - 0.1%
AAON, Inc.	100,000	2,098
Insteel Industries, Inc. (e)	1,179,922	13,687
Kingspan Group PLC (Ireland)	1,400,000	14,626
Kondotec, Inc. (e)	1,625,000	9,547
Owens Corning (a)	252,000	8,465
		48,423
Commercial Services & Supplies - 2.0%
Aeon Delight Co. Ltd.	475,000	9,770
AJIS Co. Ltd. (e)	538,500	6,813
Asia File Corp. Bhd	800,000	988
Avery Dennison Corp. (e)	9,068,100	293,625
Corrections Corp. of America	277,700	9,345
Fursys, Inc. (e)	824,994	20,581
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Industrial Services of America, Inc. (a)(d)	84,200	$ 285
Knoll, Inc. (e)	4,475,000	64,395
May Gurney Integrated Services PLC	2,400,000	6,371
Mears Group PLC	2,700,000	12,810
Mitie Group PLC (e)	24,025,000	113,054
Moshi Moshi Hotline, Inc.	630,000	9,478
Multi-Color Corp.	616,500	14,007
NICE e-Banking Services (e)	2,599,700	5,150
Prestige International, Inc.	401,000	4,591
RPS Group PLC	2,541,256	9,592
Sykes Enterprises, Inc. (a)	206,526	2,813
Teems, Inc. (e)	124,950	1,232
The Geo Group, Inc.	680,000	18,850
United Stationers, Inc. (e)	2,431,544	70,563
VICOM Ltd.	3,246,000	12,986
		687,299
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)(e)	8,147,018	174,916
Arcadis NV	1,275,000	27,226
Astaldi SpA	275,000	1,768
Badger Daylighting Ltd.	420,000	12,250
Daiichi Kensetsu Corp. (e)	1,900,000	16,684
Dongyang Engineering & Construction Corp.	72,375	171
EPCO Co. Ltd.	150,000	2,234
Foster Wheeler AG (a)	612,000	13,629
Geumhwa PSC Co. Ltd.	25,000	438
Heijmans NV unit	10,000	85
Imtech NV	1,525,768	38,267
Jacobs Engineering Group, Inc. (a)	5,706,143	220,200
Kier Group PLC	620,000	12,887
Koninklijke BAM Groep NV (d)	1,250,000	4,643
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	7,183
Meisei Industrial Co. Ltd.	1,275,000	4,025
Mirait Holdings Corp.	2,000,000	16,209
Sanyo Engineering & Construction, Inc.	731,000	2,289
Severfield-Rowen PLC	1,000,000	2,275
Shinnihon Corp.	1,800,000	4,194
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,230
ShoLodge, Inc. (a)(e)	500,627	50
Sterling Construction Co., Inc. (a)(e)	1,630,000	14,507
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Tutor Perini Corp. (a)	1,690,000	$ 17,137
United Integration Services Co. Ltd.	6,000,000	5,269
Vianini Lavori SpA	675,000	2,721
		604,487
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	1,000,000	3,132
Aros Quality Group AB	875,000	5,870
AZZ, Inc. (e)	1,800,000	70,992
Chiyoda Integre Co. Ltd.	500,500	5,154
Deswell Industries, Inc.	299,231	787
Dynapack International Technology Corp.	200,000	726
EnerSys (a)	300,000	10,344
FW Thorpe PLC	504,300	8,179
Graphite India Ltd.	2,200,000	3,420
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,000,000	16,227
Jinpan International Ltd.	382,640	1,687
Korea Electric Terminal Co. Ltd. (e)	700,000	16,692
PK Cables OY	250,000	4,537
Servotronics, Inc.	60,000	472
Universal Security Instruments, Inc. (a)(e)	241,255	1,037
		149,256
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	237,447
Reunert Ltd.	1,425,000	12,553
Seaboard Corp. (a)	47,600	108,591
		358,591
Machinery - 1.6%
Aalberts Industries NV (e)	9,500,000	172,388
Actuant Corp. Class A	900,000	25,416
ASL Marine Holdings Ltd.	17,500,000	9,540
CKD Corp. (e)	5,525,000	28,168
Foremost Income Fund	2,141,103	17,708
Gencor Industries, Inc. (a)	391,000	2,811
Harsco Corp.	624,472	12,483
Hurco Companies, Inc. (a)(e)	633,500	14,558
Hwacheon Machine Tool Co. Ltd. (e)	219,900	8,541
Hyster-Yale Materials Handling:
Class A	310,000	12,735
Class B	310,000	12,735
Ihara Science Corp. (e)	985,600	6,050
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Jaya Holdings Ltd. (a)(e)	74,670,000	$ 33,974
Kyowakogyosyo Co.,Ltd.	140,000	1,017
Metka SA	500,000	4,543
Mirle Automation Corp.	3,708,000	2,355
Nadex Co. Ltd. (e)	700,000	2,587
Nitta Corp.	75,000	1,154
Oshkosh Truck Corp. (a)	3,512,200	105,296
S&T Holdings Co. Ltd.	700,020	6,042
Semperit AG Holding	574,137	24,200
SIMPAC, Inc.	275,000	1,892
Takamatsu Machinery Co., Ltd.	105,000	584
Takeuchi Manufacturing Co. Ltd.	200,000	1,766
Techno Smart Corp. (e)	1,082,000	3,592
Tocalo Co. Ltd.	560,000	8,130
Trifast PLC	1,600,000	1,117
Trinity Industrial Corp.	665,000	2,099
Young Poong Precision Corp. (e)	988,011	10,874
		534,355
Marine - 0.0%
DryShips, Inc. (a)	2,552,500	5,667
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,173
		10,840
Professional Services - 0.5%
Akka Technologies SA	550,000	15,562
Boardroom Ltd.	3,000,000	1,303
Clarius Group Ltd.	4,245,812	1,719
CRA International, Inc. (a)(e)	910,000	15,233
en-japan, Inc.	6,100	6,518
FTI Consulting, Inc. (a)	304,600	7,907
Hyder Consulting PLC	650,000	4,143
Manpower, Inc.	331,900	12,592
SmartPros Ltd.	125,000	213
Sporton International, Inc. (e)	7,973,340	18,098
Stantec, Inc. (e)	2,400,000	82,663
Synergie SA	225,000	2,074
VSE Corp. (e)	527,700	12,480
		180,505
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	16,993
Con-way, Inc.	359,900	10,477
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hamakyorex Co. Ltd. (e)	750,000	$ 23,384
Hutech Norin Co. Ltd. (e)	1,043,700	10,446
Quality Distribution, Inc. (a)	1,178,608	10,136
Roadrunner Transportation Systems, Inc. (a)	700,000	12,201
Sakai Moving Service Co. Ltd. (e)	778,000	16,792
Trancom Co. Ltd. (e)	1,032,400	19,528
Universal Truckload Services, Inc.	300,000	4,752
Vitran Corp., Inc. (a)	683,894	3,577
		128,286
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	12,476
Goodfellow, Inc. (e)	857,000	7,208
Grafton Group PLC unit	4,200,000	18,357
Hanwa Co. Ltd.	650,000	2,272
Houston Wire & Cable Co. (e)	1,110,000	12,288
KS Energy Services Ltd. (a)	12,472,000	7,362
Otec Corp.	150,000	1,116
Parker Corp. (e)	2,400,000	4,930
Richelieu Hardware Ltd.	350,000	12,171
Senshu Electric Co. Ltd. (e)	1,080,000	12,636
Strongco Corp. (a)(e)	1,025,288	4,856
Tanaka Co. Ltd.	44,000	222
TECHNO ASSOCIE CO., LTD.	180,000	1,434
Totech Corp.	200,000	914
Wakita & Co. Ltd.	275,000	1,939
		100,181
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,500,000	8,888
Meiko Transportation Co. Ltd.	925,000	7,648
		16,536
TOTAL INDUSTRIALS		3,000,483
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 0.7%
Aastra Technologies Ltd. (e)	875,000	14,368
ADTRAN, Inc.	704,600	11,901
Bel Fuse, Inc. Class A	289,278	4,426
Black Box Corp. (e)	1,800,840	39,474
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	2,208,100	$ 11,703
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,099
Cisco Systems, Inc.	600,000	10,284
ClearOne Communications, Inc. (a)	455,495	1,959
Comtech Telecommunications Corp.	348,500	8,772
Finisar Corp. (a)	845,800	9,744
Nera Telecommunications Ltd.	6,000,000	2,558
NETGEAR, Inc. (a)	1,300,000	46,163
Optical Cable Corp.	104,472	441
Pace Micro Technology PLC	500,000	1,501
Parrot SA (a)	142,500	4,944
Polycom, Inc. (a)	1,025,000	10,271
Tessco Technologies, Inc.	70,000	1,456
TKH Group NV unit (e)	3,000,000	68,573
		249,637
Computers & Peripherals - 3.4%
Compal Electronics, Inc.	153,500,000	96,693
EMC Corp. (a)	963,800	23,536
Lexmark International, Inc. Class A (d)	2,000,000	42,520
Logitech International SA (Reg.) (d)	7,600,000	54,758
Pinnacle Technology Holdings Ltd.	8,000,000	15,823
Quantum Corp. (a)	6,619,000	6,950
Rimage Corp. (e)	966,192	5,778
Roland DG Corp.	210,000	2,265
Seagate Technology (e)	30,400,000	830,528
Super Micro Computer, Inc. (a)(e)	2,813,700	22,256
Synaptics, Inc. (a)	458,800	10,626
TPV Technology Ltd.	58,500,000	12,983
Western Digital Corp.	700,000	23,961
Xyratex Ltd. (e)	1,579,865	13,065
		1,161,742
Electronic Equipment & Components - 3.4%
A&D Co. Ltd. (e)	1,650,000	5,312
Arrow Electronics, Inc. (a)	287,500	10,129
Beijer Electronics AB	175,000	1,326
Corning, Inc.	675,000	7,931
Delta Electronics PCL (For. Reg.)	23,750,000	22,650
DigiTech Systems Co., Ltd. (a)	280,000	2,992
Dolby Laboratories, Inc. Class A (a)	375,000	11,846
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Elec & Eltek International Co. Ltd.	1,800,000	$ 3,978
Elematec Corp.	660,000	8,433
Excel Co. Ltd. (e)	909,800	7,647
Fabrinet (a)	661,000	6,365
FLIR Systems, Inc.	800,000	15,544
Hana Microelectronics Co. (For. Reg.)	17,000,000	12,194
Hi-P International Ltd.	20,002,000	11,806
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,600,000	387,474
Huan Hsin Holdings Ltd. (a)	7,200,000	283
Image Sensing Systems, Inc. (a)(e)	365,685	1,836
Insight Enterprises, Inc. (a)	1,600,127	25,874
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	8,654
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	19,710
INTOPS Co. Ltd. (e)	859,900	19,283
Isra Vision AG (e)	438,100	12,189
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd. (e)	43,500,000	129,377
Kingboard Laminates Holdings Ltd.	9,000,000	3,832
KITAGAWA INDUSTRIES CO., LTD.	100,000	891
Lumax International Corp. Ltd.	110,000	209
Mesa Laboratories, Inc. (e)	317,500	15,484
Multi-Fineline Electronix, Inc. (a)	262,200	5,543
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	9,442
Nippo Ltd. (e)	797,600	4,006
Orbotech Ltd. (a)(e)	3,100,000	25,606
Posiflex Technologies, Inc.	1,855,677	3,564
Rofin-Sinar Technologies, Inc. (a)	500,000	9,105
ScanSource, Inc. (a)(e)	2,000,000	58,500
SED International Holdings, Inc. (a)(e)	475,000	926
Shibaura Electronics Co. Ltd. (e)	777,800	8,896
Sigmatron International, Inc. (a)(e)	381,880	1,680
Store Electronic Systems SA	21,950	259
SYNNEX Corp. (a)(e)	3,505,000	113,527
Taitron Components, Inc. Class A (sub. vtg.) (a)	320,000	314
Tomen Devices Corp. (e)	680,100	14,636
Tomen Electronics Corp. (e)	1,492,400	18,938
Tripod Technology Corp.	300,000	580
Venture Corp. Ltd. (e)	15,623,000	97,980
VST Holdings Ltd. (e)	105,836,000	18,572
Winland Electronics, Inc. (a)(e)	222,700	149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Wireless Telecom Group, Inc. (a)(e)	1,300,000	$ 1,573
XAC Automation Corp. (e)	9,430,000	8,152
		1,155,197
Internet Software & Services - 1.1%
Bankrate, Inc. (a)	661,900	7,102
DeNA Co. Ltd. (d)	400,000	12,482
eBay, Inc. (a)	4,000,000	193,160
Gabia, Inc.	100,000	524
Gurunavi, Inc.	400,000	4,434
j2 Global, Inc. (d)(e)	2,852,288	85,683
Meetic (e)	1,665,000	25,595
Melbourne IT Ltd. (e)	8,185,000	15,124
Monster Worldwide, Inc. (a)	200,000	1,244
NetGem SA	1,000,000	3,629
Rentabiliweb Group SA	110,000	684
Softbank Technology Corp.	375,000	3,711
UANGEL Corp. (e)	1,000,000	5,411
ValueClick, Inc. (a)	368,888	6,149
		364,932
IT Services - 3.3%
ALTEN	1,035,000	32,552
Amdocs Ltd.	8,528,300	282,031
Argo Graphics, Inc. (e)	526,500	6,839
ATOSS Software AG	15,000	397
Calian Technologies Ltd. (e)	778,500	16,018
CGI Group, Inc. Class A (sub. vtg.) (a)	600,000	15,698
Computer Sciences Corp.	5,150,000	156,818
Computer Services, Inc.	190,600	5,203
CSE Global Ltd. (e)	47,361,000	33,585
Data#3 Ltd.	1,400,000	1,671
EOH Holdings Ltd. (e)	8,322,000	35,493
EPAM Systems, Inc.	200,000	3,596
Genpact Ltd.	600,000	10,566
Groupe Steria SCA	25,667	414
Heartland Payment Systems, Inc. (e)	2,000,017	52,160
HIQ International AB	900,000	4,098
Indra Sistemas (d)(e)	16,413,000	187,209
Jack Henry & Associates, Inc.	1,625,000	61,750
Know IT AB (e)	1,727,000	12,498
ManTech International Corp. Class A (d)	850,000	19,525
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastek Ltd. (a)(e)	2,025,000	$ 4,857
Matsushita Electric Works Information Systems Co. Ltd.	500,000	11,988
NCI, Inc. Class A (a)(e)	888,530	4,994
NeuStar, Inc. Class A (a)	357,447	13,079
Rolta India Ltd.	2,699,942	3,257
SAIC, Inc.	3,250,000	35,718
Sapient Corp. (a)	1,290,600	13,267
Societe Pour L'Informatique Industrielle SA (e)	1,518,422	9,034
Softcreate Co., Ltd.	110,500	1,755
The Western Union Co.	3,600,000	45,720
Total System Services, Inc.	2,000,000	44,980
		1,126,770
Office Electronics - 0.2%
Xerox Corp.	10,000,000	64,400
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,459,506	12,435
Axell Corp. (e)	925,000	22,699
Diodes, Inc. (a)	2,150,000	32,594
Entegris, Inc. (a)	843,771	6,927
Lasertec Corp.	362,000	6,571
Leeno Industrial, Inc. (a)	175,000	5,256
Melexis NV (e)	3,350,000	52,930
Miraial Co. Ltd.	216,900	4,130
Nextchip Co. Ltd. (e)	1,070,110	6,595
Powertech Technology, Inc.	9,460,000	14,703
Telechips, Inc. (e)	1,058,800	4,414
Tessera Technologies, Inc.	750,000	10,628
Trio-Tech International (a)(e)	322,543	571
UKC Holdings Corp. (e)	1,570,000	29,284
Varitronix International Ltd. (e)	16,500,000	5,983
Y. A. C. Co., Ltd.	300,000	1,815
		217,535
Software - 6.1%
AdaptIT Holdings Ltd.	4,100,000	700
Adobe Systems, Inc. (a)	1,000,000	34,000
ANSYS, Inc. (a)(e)	5,000,000	354,400
Axway Software SA	15,000	235
Cybernet Systems Co. Ltd. (e)	20,500	5,637
Ebix, Inc. (d)(e)	2,100,000	45,759
Exact Holdings NV	725,000	16,257
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Geodesic Ltd. (e)	4,873,000	$ 3,596
ICT Automatisering NV (e)	874,000	3,658
IGE + XAO SA	40,000	1,879
Infomedia Ltd. (e)	16,200,000	6,054
init innovation in traffic systems AG	10,000	322
Jorudan Co. Ltd. (e)	525,000	3,275
Kingdee International Software Group Co. Ltd. (a)	1,000,000	208
KSK Co., Ltd. (e)	625,000	3,539
Mentor Graphics Corp. (a)	494,700	7,678
MICROS Systems, Inc. (a)	25,000	1,135
Microsoft Corp.	33,861,500	966,238
Net 1 UEPS Technologies, Inc. (a)	550,000	4,868
NIIT Technologies Ltd.	1,600,000	8,752
NSD Co. Ltd.	250,000	2,393
Nucleus Software Exports Ltd. (a)	1,350,000	1,832
Oracle Corp.	13,350,000	414,518
Parametric Technology Corp. (a)	691,800	13,961
Pro-Ship, Inc.	152,200	3,241
Shanda Games Ltd. sponsored ADR (d)	200,000	674
Software AG (Bearer)	2,960,000	118,589
SWORD Group (e)	571,130	9,239
Synopsys, Inc. (a)	350,000	11,270
Vasco Data Security International, Inc. (a)(e)	2,000,000	14,160
Vitec Software Group AB	35,000	369
Zensar Technologies Ltd.	350,000	1,498
		2,059,934
TOTAL INFORMATION TECHNOLOGY		6,400,147
MATERIALS - 3.7%
Chemicals - 2.3%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	4,099
C. Uyemura & Co. Ltd. (e)	653,800	21,539
Chase Corp. (e)	904,986	16,679
Core Molding Technologies, Inc. (a)	314,306	2,206
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(e)	7,569,000	18,449
Deepak Nitrite Ltd. (a)(e)	625,000	2,327
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,266
FMC Corp.	3,600,000	192,672
Fujikura Kasei Co., Ltd. (e)	3,271,600	13,811
Gujarat Narmada Valley Fertilizers Co. (a)	5,750,000	8,699
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Gujarat State Fertilizers & Chemicals Ltd.	18,822,250	$ 26,167
Honshu Chemical Industry Co., Ltd. (e)	800,000	3,938
Innospec, Inc. (a)	1,145,629	37,095
KPC Holdings Corp.	43,478	1,611
KPX Chemical Co. Ltd.	163,083	7,509
Kraton Performance Polymers, Inc. (a)	1,050,000	22,911
LyondellBasell Industries NV Class A	325,000	17,352
Mexichem SAB de CV	3,467,037	17,182
Miwon Chemicals Co. Ltd. (a)	55,095	1,220
Miwon Commercial Co. Ltd.	13,552	1,653
Muto Seiko Co. Ltd.	139,000	850
Nano Chem Tech, Inc. (a)	25,000	72
Nuplex Industries Ltd.	2,982,621	7,408
OM Group, Inc. (a)(e)	2,785,000	56,341
PolyOne Corp.	100,443	1,901
RPM International, Inc.	400,000	10,664
SK Kaken Co. Ltd.	390,000	16,708
Soda Aromatic Co. Ltd.	85,000	671
Soken Chemical & Engineer Co. Ltd. (e)	805,000	7,210
T&K Toka Co. Ltd. (e)	800,000	9,981
Thai Carbon Black PCL (For. Reg.)	11,600,000	10,496
Thai Rayon PCL (For. Reg.)	3,200,000	5,321
Yara International ASA	4,750,000	223,782
Yip's Chemical Holdings Ltd. (e)	31,002,000	20,921
		797,711
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,238
Mitani Sekisan Co. Ltd. (e)	1,535,000	11,537
Titan Cement Co. SA (Reg.) (a)	450,000	8,376
		25,151
Containers & Packaging - 0.6%
Ball Corp.	314,130	13,454
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,941
Kohsoku Corp. (e)	2,097,300	17,996
Silgan Holdings, Inc.	2,600,000	112,606
Starlite Holdings Ltd.	3,000,000	114
The Pack Corp. (e)	1,990,000	35,348
Vidrala SA	110,000	2,843
		188,302
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Alconix Corp. (e)	635,000	$ 10,420
Blue Earth Refineries, Inc.	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	1,710
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	78,672
Fortescue Metals Group Ltd. (d)	1,490,203	6,311
Hill & Smith Holdings PLC	1,700,600	10,209
Horsehead Holding Corp. (a)	1,425,000	12,896
Korea Steel Shapes Co. Ltd.	34,000	1,319
Orosur Mining, Inc. (a)	3,100,000	2,142
Orvana Minerals Corp. (a)(d)	900,000	784
Pacific Metals Co. Ltd.	4,025,000	13,664
Sherritt International Corp.	2,900,000	12,544
SunCoke Energy, Inc. (a)	1,850,000	29,730
Tohoku Steel Co. Ltd. (e)	755,000	7,661
Tokyo Kohtetsu Co. Ltd.	125,000	650
Tokyo Tekko Co. Ltd. (e)	4,600,000	15,846
Webco Industries, Inc. (a)	9,122	1,140
Yamato Kogyo Co. Ltd.	285,000	8,001
		213,699
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	350,000	12,261
Stella-Jones, Inc. (a)	150,000	9,149
		21,410
TOTAL MATERIALS		1,246,273
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	751,523	31,143
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	1,300,000	10,361
SK Telecom Co. Ltd. sponsored ADR	1,900,000	29,697
		40,058
TOTAL TELECOMMUNICATION SERVICES		71,201
UTILITIES - 0.2%
Electric Utilities - 0.0%
Great Plains Energy, Inc.	471,300	10,576
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	$ 4,109
Keiyo Gas Co. Ltd.	606,000	2,786
KyungDong City Gas Co. Ltd.	153,670	10,444
Otaki Gas Co. Ltd.	831,000	4,434
		21,773
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	12,276
Multi-Utilities - 0.1%
CMS Energy Corp.	775,800	18,867
TOTAL UTILITIES		63,492
TOTAL COMMON STOCKS (Cost $21,794,659)		31,513,528
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,745
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,051
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	230
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	7,281
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,562
TOTAL PREFERRED STOCKS (Cost $12,977)		13,307
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $35,677)	$ 37,150	$ 15,083
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	2,555,870,481	2,555,870
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	586,740,580	586,741
TOTAL MONEY MARKET FUNDS (Cost $3,142,611)		3,142,611
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $24,985,924)		34,684,529
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(585,498)
NET ASSETS - 100%		$ 34,099,031
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,497,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Bancorp, Puerto Rico	10/6/11	$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,021
Fidelity Securities Lending Cash Central Fund	5,141
Total	$ 6,162
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 6,098	$ -	$ -	$ -	$ 5,312
Aalberts Industries NV	151,267	157	1,235	-	172,388
Aastra Technologies Ltd.	14,833	-	-	149	14,368
Abbey PLC	24,096	-	10,452	139	17,835
Abercrombie & Fitch Co. Class A	219,700	-	-	1,138	198,770
Accell Group NV	39,946	-	-	-	39,358
Aditya Birla Chemicals India Ltd.	3,039	-	-	-	4,099
Advocat, Inc.	2,188	-	-	19	1,763
AECOM Technology Corp.	137,524	-	7,122	-	174,916
Aeropostale, Inc.	161,252	-	-	-	97,716
Air T, Inc.	2,079	-	-	-	2,079
AJIS Co. Ltd.	7,719	-	-	-	6,813
Alconix Corp.	12,057	-	-	228	10,420
Almost Family, Inc.	20,619	-	-	-	19,420
Alpha & Omega Semiconductor Ltd.	10,370	1,045	-	-	12,435
Alps Logistics Co. Ltd.	17,279	-	-	361	16,993
Ambassadors Group, Inc.	9,666	-	-	106	9,064
Amedisys, Inc.	35,558	-	-	-	32,204
AMERIGROUP Corp.	435,918	-	91,166	-	351,659
ANSYS, Inc.	305,796	-	6,826	-	354,400
AOC Holdings, Inc.	19,777	-	-	-	20,765
APRIL	33,248	1,592	-	-	42,738
Argo Graphics, Inc.	7,024	-	-	-	6,839
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
ARK Restaurants Corp.	$ 3,353	$ -	$ -	$ 56	$ 3,796
Arrhythmia Research Technology, Inc.	786	-	-	-	669
Arts Optical International Holdings Ltd.	9,418	-	-	175	9,819
Assurant, Inc.	193,724	-	-	1,124	202,284
ASTI Corp.	3,713	-	67	87	3,529
Atlantic Tele-Network, Inc.	41,018	-	16,798	213	-
Avery Dennison Corp.	309,249	-	30,720	2,508	293,625
Axell Corp.	19,811	-	-	332	22,699
Axis Capital Holdings Ltd.	262,880	-	-	1,920	289,760
AZZ, Inc.	68,176	-	14,992	255	70,992
Barratt Developments PLC	174,107	-	-	-	257,013
Belc Co. Ltd.	29,659	-	-	445	30,808
Belluna Co. Ltd.	40,722	-	-	457	37,820
Bellway PLC	94,680	-	345	-	122,363
Best Buy Co., Inc.	364,613	-	659	3,421	306,101
Big 5 Sporting Goods Corp.	16,580	-	-	165	19,637
Black Box Corp.	47,974	-	-	144	39,474
BMTC Group, Inc. Class A (sub. vtg.)	100,650	-	124	577	79,563
C. Uyemura & Co. Ltd.	24,403	-	-	-	21,539
Cal Dive International, Inc.	10,732	-	-	-	8,347
Calian Technologies Ltd.	16,224	-	-	187	16,018
Career Education Corp.	31,651	-	-	-	22,848
Cash Converters International Ltd.	18,841	-	-	453	22,875
Cathay General Bancorp	66,784	-	-	41	72,971
CEC Entertainment, Inc.	68,920	-	-	440	62,000
Chase Corp.	13,991	-	-	362	16,679
Chime Communications PLC	13,338	-	-	160	16,383
Chuoh Pack Industry Co. Ltd.	6,073	446	-	110	5,941
Citi Trends, Inc.	15,030	2,283	-	-	14,736
CKD Corp.	34,555	-	-	330	28,168
ClearOne Communications, Inc.	1,781	-	-	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Clip Corp.	$ 3,741	$ -	$ -	$ -	$ 3,696
Cosmos Pharmaceutical Corp.	154,513	-	-	-	187,311
Coventry Health Care, Inc.	476,619	-	40,588	1,666	581,786
CRA International, Inc.	9,681	4,628	-	-	15,233
Create SD Holdings Co. Ltd.	61,339	-	-	-	59,281
CSE Global Ltd.	32,495	45	-	580	33,585
Cybernet Systems Co. Ltd.	5,648	-	-	127	5,637
Daewon Pharmaceutical Co. Ltd.	6,963	-	-	-	14,116
Daiichi Kensetsu Corp.	17,709	65	-	-	16,684
DCC PLC (Ireland)	206,435	-	-	-	237,447
Dean Foods Co.	117,515	277	11,956	-	-
Deepak Fertilisers and Petrochemicals Corp. Ltd.	17,513	-	-	-	18,449
Deepak Nitrite Ltd.	1,879	-	97	-	2,327
Delta Apparel, Inc.	6,011	-	3,054	-	-
Diodes, Inc.	60,608	-	19,787	-	-
Divestco, Inc.	787	-	-	-	646
DongKook Pharmaceutical Co. Ltd.	5,890	-	-	-	7,098
DVx, Inc.	3,996	-	-	-	5,329
Ebix, Inc.	46,417	-	953	107	45,759
EcoGreen Fine Chemical Group Ltd.	7,446	-	-	58	8,266
Educational Development Corp.	1,586	-	-	46	1,532
Endurance Specialty Holdings Ltd.	90,142	-	-	806	105,430
EOH Holdings Ltd.	35,961	-	-	572	35,493
Excel Co. Ltd.	8,426	-	-	163	7,647
Farstad Shipping ASA	80,165	-	-	-	68,195
Federal Screw Works	938	-	15	-	698
First Juken Co. Ltd.	14,934	-	-	336	17,740
Folli Follie Group	26,144	1,384	-	-	58,597
Food Empire Holdings Ltd.	18,279	-	-	-	21,033
Fresh Del Monte Produce, Inc.	154,350	-	-	630	158,571
Fujikura Kasei Co., Ltd.	15,407	-	-	274	13,811
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Fursys, Inc.	$ 20,686	$ -	$ -	$ -	$ 20,581
Fyffes PLC (Ireland)	16,021	-	-	242	18,794
GameStop Corp.Class A	136,489	30	2,646	2,120	191,772
Genky Stores, Inc.	6,073	-	-	-	5,276
Genworth MI Canada, Inc.	95,664	-	-	1,405	115,744
Geodesic Ltd.	3,245	-	-	-	3,596
Gildan Activewear, Inc.	313,016	-	63,266	687	309,027
Glentel, Inc.	21,097	-	-	169	32,196
Goodfellow, Inc.	6,674	-	-	73	7,208
Guess?, Inc.	150,952	89,641	313	1,242	209,193
Gulliver International Co. Ltd.	30,802	-	-	491	38,709
Halows Co. Ltd.	13,384	-	-	-	12,605
Hamakyorex Co. Ltd.	25,287	-	-	179	23,384
Hampshire Group Ltd.	3,211	-	-	-	2,576
Handsome Co. Ltd.	48,155	-	-	-	61,780
Hankook Shell Oil Co. Ltd.	13,111	-	-	-	15,342
Hanwha Timeworld Co. Ltd.	5,046	523	-	-	6,146
Harte-Hanks, Inc.	21,168	-	-	286	18,715
Healthways, Inc.	19,594	-	-	-	17,007
Heartland Payment Systems, Inc.	63,401	-	-	120	52,160
Helen of Troy Ltd.	95,188	1,455	-	-	95,888
Henry Boot PLC	18,038	-	285	283	20,180
Hiday Hidaka Corp.	20,701	-	-	240	20,679
Honshu Chemical Industry Co., Ltd.	4,113	-	-	57	3,938
Horsehead Holding Corp.	20,769	-	8,261	-	-
Hoshiiryou Sanki Co. Ltd.	8,339	49	-	71	8,301
Houston Wire & Cable Co.	12,595	112	-	99	12,288
HTL International Holdings Ltd.	8,060	-	133	-	7,846
Hurco Companies, Inc.	12,923	-	-	-	14,558
Hutech Norin Co. Ltd.	10,655	-	-	187	10,446
Huvitz Co. Ltd.	9,051	-	-	-	14,991
Hwacheon Machine Tool Co. Ltd.	8,334	-	-	-	8,541
I A Group Corp.	6,501	44	-	126	5,623
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
I-Sheng Electric Wire & Cable Co. Ltd.	$ 15,711	$ -	$ -	$ -	$ 16,227
ICT Automatisering NV	2,956	-	-	-	3,658
Ihara Science Corp.	7,292	83	-	-	6,050
Ildong Pharmaceutical Co. Ltd.	14,977	-	-	-	20,540
Image Sensing Systems, Inc.	1,858	-	-	-	1,836
Indra Sistemas	145,663	-	-	-	187,209
Infomedia Ltd.	3,575	-	-	230	6,054
Insteel Industries, Inc.	12,025	-	323	36	13,687
Intage, Inc.	22,065	-	-	-	21,470
Intelligent Digital Integrated Security Co. Ltd.	5,716	-	-	-	8,654
Intelligent Digital Integrated Security Co. Ltd.	12,635	-	-	-	19,710
INTOPS Co. Ltd.	13,043	-	-	-	19,283
INZI Controls Co. Ltd.	9,386	-	-	-	10,136
Isewan Terminal Service Co. Ltd.	9,641	-	296	134	8,888
Isra Vision AG	9,959	-	-	-	12,189
j2 Global, Inc.	107,748	-	23,119	792	85,683
Jack in the Box, Inc.	161,940	-	25,979	-	130,050
JAKKS Pacific, Inc.	34,452	-	-	215	27,763
Jaya Holdings Ltd.	33,603	-	-	-	33,974
Jeil Pharmaceutical Co.	27,446	-	-	-	23,491
JLM Couture, Inc.	246	-	-	-	315
Jorudan Co. Ltd.	3,368	-	-	50	3,275
Jos. A. Bank Clothiers, Inc.	115,687	-	-	-	128,088
Jumbo SA	41,528	-	-	2,956	73,634
Kingboard Chemical Holdings Ltd.	89,976	-	-	561	129,377
Knoll, Inc.	61,263	-	-	537	64,395
Know IT AB	13,396	-	-	-	12,498
Kohsoku Corp.	18,360	-	-	251	17,996
Kondotec, Inc.	9,391	-	274	126	9,547
Korea Electric Terminal Co. Ltd.	13,435	-	-	-	16,692
KSK Co., Ltd.	3,655	-	-	-	3,539
KunWha Pharmaceutical Co., Ltd.	3,228	-	-	-	13,869
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Kyeryong Construction Industrial Co. Ltd.	$ 7,519	$ -	$ -	$ -	$ 7,183
Kyoto Kimono Yuzen Co. Ltd.	20,106	-	-	247	20,780
LHC Group, Inc.	33,902	-	-	-	33,200
Lincare Holdings, Inc.	513,360	-	514,600	-	-
Maruzen Co., Ltd.	13,301	-	-	182	13,334
Mastek Ltd.	4,253	-	-	-	4,857
Medical Action Industries, Inc.	5,687	-	-	-	4,821
Meetic	24,850	-	-	-	25,595
Mega First Corp. Bhd	12,330	-	-	222	12,276
Melbourne IT Ltd.	15,311	-	-	599	15,124
Melexis NV	50,122	-	-	2,410	52,930
Mesa Laboratories, Inc.	14,700	-	-	41	15,484
Metro, Inc. Class A (sub. vtg.)	606,295	-	-	4,009	644,556
Michang Oil Industrial Co. Ltd.	7,183	-	-	-	8,294
Mitani Sekisan Co. Ltd.	13,716	-	-	101	11,537
Mitie Group PLC	102,230	-	-	-	113,054
Monarch Casino & Resort, Inc.	10,085	-	291	-	12,020
Motonic Corp.	20,692	-	-	-	37,378
Mr. Bricolage SA	8,571	203	-	-	9,365
Muhak Co. Ltd.	24,467	1,736	-	-	31,456
Murakami Corp.	8,337	-	-	67	7,979
Muramoto Electronic Thailand PCL (For. Reg.)	9,473	-	166	-	9,442
Nadex Co. Ltd.	2,883	-	-	49	2,587
Nafco Co. Ltd.	36,224	292	-	443	34,809
National Interstate Corp.	26,190	-	-	100	25,950
NCI, Inc. Class A	5,269	-	-	-	4,994
New Frontier Media, Inc.	3,002	-	3,889	-	-
Next PLC	840,310	-	-	-	958,146
Nextchip Co. Ltd.	6,407	-	-	-	6,595
NICE e-Banking Services	4,242	-	-	-	5,150
Nippo Ltd.	4,716	-	-	-	4,006
Nishimatsuya Chain Co. Ltd.	59,117	-	-	737	55,980
North Valley Bancorp	6,858	-	-	-	7,343
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Nutraceutical International Corp.	$ 17,050	$ -	$ -	$ -	$ 18,136
OM Group, Inc.	43,725	-	-	-	56,341
Orbotech Ltd.	24,800	-	-	-	25,606
Oriental Financial Group, Inc.	25,997	-	-	135	29,504
P&F Industries, Inc. Class A	1,812	-	-	-	2,130
Pacer International, Inc.	8,400	-	-	-	7,160
Pacific Premier Bancorp, Inc.	8,465	-	-	-	10,659
Pal Co. Ltd.	44,479	-	-	-	41,347
Papa John's International, Inc.	102,020	-	2,642	-	103,974
Parker Corp.	5,740	-	-	72	4,930
Pelion SA	4,960	682	-	-	5,354
PetMed Express, Inc.	23,572	-	-	364	26,434
Piolax, Inc.	21,394	-	-	211	21,027
Prim SA	7,593	-	-	-	10,159
Relo Holdings Corp.	46,469	2,336	-	-	46,733
RenaissanceRe Holdings Ltd.	229,369	-	-	837	252,216
Rimage Corp.	6,715	-	-	164	5,778
Rocky Brands, Inc.	7,372	-	-	-	7,672
Rocky Mountain Chocolate Factory, Inc.	6,077	-	-	55	5,222
Ruby Tuesday, Inc.	40,845	-	155	-	45,847
Ruth's Hospitality Group, Inc.	15,960	-	779	-	14,963
Safeway, Inc.	196,708	-	-	2,214	206,322
Sakai Moving Service Co. Ltd.	15,915	-	-	279	16,792
Samsung Climate Control Co. Ltd.	3,202	-	-	-	3,135
ScanSource, Inc.	57,740	-	-	-	58,500
Seagate Technology	944,129	-	32,169	10,064	830,528
SED International Holdings, Inc.	1,021	-	-	-	926
Select Harvests Ltd.	7,099	159	-	159	6,476
Senshu Electric Co. Ltd.	13,236	-	-	202	12,636
Sewon Precision Industries Co. Ltd.	4,842	-	-	-	7,956
Shibaura Electronics Co. Ltd.	12,591	-	-	-	8,896
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Shinsegae Engineering & Construction Co. Ltd.	$ 3,630	$ -	$ -	$ -	$ 3,230
ShoLodge, Inc.	50	-	-	-	50
Sigmatron International, Inc.	1,333	-	-	-	1,680
Sinwa Ltd.	2,202	12	-	-	2,070
SJM Co. Ltd.	8,806	-	-	-	8,375
SJM Holdings Co. Ltd.	4,262	-	-	-	4,517
Societe Pour L'Informatique Industrielle SA	6,856	704	-	117	9,034
Soken Chemical & Engineer Co. Ltd.	7,266	-	-	-	7,210
Sonic Corp.	61,613	-	-	-	62,048
Span-America Medical System, Inc.	4,588	-	-	34	4,588
Sporton International, Inc.	18,198	-	-	1,002	18,098
Sportscene Group, Inc. Class A	3,195	-	-	-	2,804
Stanley Furniture Co., Inc.	5,275	-	-	-	5,997
Stantec, Inc.	68,947	-	-	312	82,663
Steiner Leisure Ltd.	68,805	-	-	-	72,468
Step Co. Ltd.	9,589	93	-	186	10,373
Sterling Construction Co., Inc.	16,186	-	-	-	14,507
Strattec Security Corp.	7,428	-	-	33	7,498
Strongco Corp.	5,419	-	-	-	4,856
Sun Hing Vision Group Holdings Ltd.	8,057	-	-	401	8,031
Sunjin Co. Ltd.	5,649	-	-	-	9,925
Sunjin Holdings Co. Ltd.	2,481	-	-	-	2,548
Super Micro Computer, Inc.	34,918	-	-	-	22,256
SWORD Group	8,397	-	-	419	9,239
SYNNEX Corp.	118,574	-	-	-	113,527
T&K Toka Co. Ltd.	10,425	-	-	124	9,981
Techno Smart Corp. (formerly Inoue Kinzoku Kogyo Co. Ltd.)	4,846	-	-	52	3,592
Teems, Inc.	1,221	-	-	-	1,232
Telechips, Inc.	4,200	-	-	-	4,414
Tempur-Pedic International, Inc.	121,111	-	-	-	112,396
The Pack Corp.	33,722	-	-	-	35,348
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
The Stanley Gibbons Group PLC	$ 4,204	$ 171	$ -	$ 54	$ 4,458
Theragenics Corp.	4,838	-	-	-	4,023
TKH Group NV unit	60,628	-	-	-	68,573
Tohoku Steel Co. Ltd.	8,672	-	-	54	7,661
Token Corp.	45,816	-	-	-	46,101
Tokyo Kisen Co. Ltd.	5,411	-	-	-	5,173
Tokyo Tekko Co. Ltd.	14,707	-	-	110	15,846
Tomen Devices Corp.	16,632	-	-	-	14,636
Tomen Electronics Corp.	19,648	-	-	357	18,938
Total Energy Services, Inc.	35,399	-	-	108	37,922
Tow Co. Ltd.	7,884	-	-	-	7,951
Trancom Co. Ltd.	21,122	-	-	-	19,528
Trio-Tech International	458	-	-	-	571
Triple-S Management Corp.	35,670	-	-	-	35,318
Tuesday Morning Corp.	21,812	-	-	-	25,735
Tungtex Holdings Co. Ltd.	2,156	-	-	57	2,356
UANGEL Corp.	5,211	-	1,076	-	5,411
UKC Holdings Corp.	19,138	-	-	-	29,284
Uni-Select, Inc.	55,168	380	-	228	46,491
Unit Corp.	161,790	-	-	-	164,191
United Stationers, Inc.	61,299	-	-	316	70,563
Universal Security Instruments, Inc.	1,158	-	-	-	1,037
Unum Group	302,240	-	-	2,080	324,480
USS Co. Ltd.	215,233	-	-	3,861	210,197
Utah Medical Products, Inc.	14,845	-	-	105	14,915
Varitronix International Ltd.	5,490	-	-	170	5,983
Vasco Data Security International, Inc.	11,655	5,385	-	-	14,160
Venture Corp. Ltd.	109,238	-	16,650	-	97,980
VSE Corp.	12,116	-	-	-	12,480
VST Holdings Ltd.	16,514	-	-	-	18,572
W&T Offshore, Inc.	84,130	-	-	364	77,123
Watts Co. Ltd.	8,097	-	-	236	10,329
Whanin Pharmaceutical Co. Ltd.	10,495	-	-	-	16,377
Win International Co., Ltd.	9,504	-	-	-	9,601
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Winland Electronics, Inc.	$ 134	$ -	$ -	$ -	$ 149
Wireless Telecom Group, Inc.	1,625	-	-	-	1,573
Workman Co. Ltd.	36,077	1,098	-	-	36,650
XAC Automation Corp.	8,756	-	-	-	8,152
Xyratex Ltd.	23,660	-	4,993	118	13,065
YBM Sisa.com, Inc.	5,117	-	-	-	5,298
Yip's Chemical Holdings Ltd.	20,149	-	-	400	20,921
Young Innovations, Inc.	20,238	-	831	22	18,393
Young Poong Precision Corp.	9,219	-	-	-	10,874
Youngone Holdings Co. Ltd.	49,298	-	-	-	51,719
Yusen Logistics Co. Ltd.	48,109	-	-	454	35,748
Yutaka Giken Co. Ltd.	28,795	-	-	319	23,948
Total	$ 14,531,402	$ 117,110	$ 960,092	$ 71,488	$ 14,371,668
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,060,950	$ 9,060,252	$ -	$ 698
Consumer Staples	2,846,631	2,846,631	-	-
Energy	1,924,252	1,464,033	460,219	-
Financials	2,951,562	2,646,546	304,209	807
Health Care	3,954,563	3,949,055	1,058	4,450
Industrials	3,000,483	2,982,725	-	17,758
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 6,400,147	$ 6,400,147	$ -	$ -
Materials	1,253,554	1,253,554	-	-
Telecommunication Services	71,201	71,201	-	-
Utilities	63,492	63,492	-	-
Corporate Bonds	15,083	-	15,083	-
Money Market Funds	3,142,611	3,142,611	-	-
Total Investments in Securities:	$ 34,684,529	$ 33,880,247	$ 780,569	$ 23,713

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,534,252
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $24,993,054,000. Net unrealized appreciation aggregated $9,691,475,000, of which $12,393,231,000 related to appreciated investment securities and $2,701,756,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012